Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Gemini Direct Investment LLC and Subsidiaries [Member]
Schedule of Future Commitments	Future commitments are as follows:
For the Years Ending December 31,
2021	$257,550
2022	265,283
2023	582,197
2024	133,458
Total	$1,238,488